Mergers and Acquisitions - Summary of CCFPI Pro Forma Financial Data of Historical Financial Statements Related to Business Combinations (Detail) - Coca-Cola FEMSA Philippines, Inc. [member]
$ in Millions
12 Months Ended
Dec. 31, 2017 MXN ($)
Disclosure of Detailed Information About Business Combination [Line Items]
Total revenues	$ 205,436
(Loss) income before taxes	(7,109)
Net (loss) income	$ (11,559)